INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories

As at	December 31, 2019	December 31, 2018
Gold doré	$791	$1,114
Gold in circuit	10,941	9,493
Ore stockpiles	7,888	7,770
Supplies and consumables	28,066	21,712
	$47,686	$40,089